Property and Equipment - Schedule of Property and Equipment (Details) - USD ($)	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2024
Schedule of Property and Equipment [Line Items]
Total property and equipment, gross	$ 803,415	$ 803,415	$ 811,415
Less: accumulated depreciation	(754,750)	(728,710)	(634,839)
Property and equipment, net	48,665	74,705	176,576
Medical equipment [Member]
Schedule of Property and Equipment [Line Items]
Total property and equipment, gross	646,211	646,211	496,452
Furniture, office equipment and leasehold improvements [Member]
Schedule of Property and Equipment [Line Items]
Total property and equipment, gross	$ 157,204	$ 157,204	$ 314,963